Nature of operations and liquidity risk - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Feb. 19, 2020	Dec. 31, 2020	Dec. 31, 2019
Nature of operations [line items]
Liquidity amount available		$ 1,100
Working capital balance		1,000
Contractual obligations		100
Mongolian tax authority [Member] | Tax assessment [member]
Nature of operations [line items]
Tax assessment amount	$ 147	147
Capital City Tax Department [Member] | Tax assessment [member]
Nature of operations [line items]
Tax assessment amount		$ 83
Rio Tinto [member]
Nature of operations [line items]
Percentage of ownership interest held by ultimate parent entity		50.80%	50.80%